Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
6.	CASH AND CASH EQUIVALENTS

	December 31
	2017	2018
Cash on hand	$2,396	$2,318
Deposits in banks	50,570,815	28,906,583
	$50,573,211	$28,908,901

Deposits in banks consisted of highly liquid time deposits

that are readily convertible to known amounts of cash and were subject to an insignificant risk or change in value.